Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity awards noted in the compensation tables are made annually at the late January or early February meetings of the Compensation Committee (subject to further approval by all of the independent members of the Board of Trustees of the Chief Executive Officer’s award) when the Committee also determines base salary, annual incentive opportunities, long-term incentive compensation grants, and annual and long-term performance plan awards. The date of this meeting is chosen at least a year in advance, and therefore awards are not coordinated with the release of material non-public information. In certain circumstances, including the hiring or promotion of an officer, the Compensation Committee may approve grants to be effective at other times. The Company does not currently grant stock options to its employees.

Award Timing Method
Equity awards noted in the compensation tables are made annually at the late January or early February meetings of the Compensation Committee (subject to further approval by all of the independent members of the Board of Trustees of the Chief Executive Officer’s award) when the Committee also determines base salary, annual incentive opportunities, long-term incentive compensation grants, and annual and long-term performance plan awards. The date of this meeting is chosen at least a year in advance, and therefore awards are not coordinated with the release of material non-public information.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The
date of this meeting is chosen at least a year in advance, and therefore awards are not coordinated with the release of material non-public information. In certain circumstances, including the hiring or promotion of an officer, the Compensation Committee may approve grants to be effective at other times. The Company does not currently grant stock options to its employees.

MNPI Disclosure Timed for Compensation Value	false